JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)		Value ($000)

COMMON STOCKS - 97.6%

Australia - 1.9%
BHP Group Ltd.	1,392		35,685
BHP Group plc	1,051		22,882

			58,567

Austria - 0.5%
Erste Group Bank AG*	390		14,308

Belgium - 2.1%
Anheuser-Busch InBev SA/NV	474		35,793
KBC Group NV	389		28,519

			64,312

Brazil - 0.8%
Itau Unibanco Holding SA, ADR	3,002		22,847

China - 3.3%
Alibaba Group Holding Ltd., ADR*	125		25,800
Ping An Insurance Group Co. of China Ltd., Class H	3,027		34,229
Prosus NV*	170		12,285
Tencent Holdings Ltd.	532		25,390

			97,704

Denmark - 1.9%
Novo Nordisk A/S, Class B	928		56,493

France - 14.8%
Accor SA	615		25,189
Airbus SE	248		36,436
AXA SA	956		25,411
Capgemini SE	275		34,110
EssilorLuxottica SA	176		26,012
Legrand SA	375		29,992
L’Oreal SA	128		35,591
LVMH Moet Hennessy Louis Vuitton SE	118		51,268
Orange SA	1,987		28,082
Pernod Ricard SA	192		33,302
Safran SA	203		32,772
Schneider Electric SE	426		42,516
TOTAL SA	936		45,571

			446,252

Germany - 8.2%
adidas AG	92		29,221
Allianz SE (Registered)	210		50,152
Continental AG	184		20,987
Deutsche Boerse AG	185		30,051
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	124		36,637
SAP SE	454		59,158
Symrise AG	188		19,269

			245,475

Hong Kong - 3.9%
AIA Group Ltd.	6,774		67,121
CK Asset Holdings Ltd.	3,886		24,824
Hong Kong Exchanges & Clearing Ltd.	779		25,593

			117,538

India - 1.4%
HDFC Bank Ltd., ADR	752		43,080

Japan - 15.6%
Daikin Industries Ltd.	251		35,382
FANUC Corp.	123		22,311
Kao Corp.	485		38,698
Keyence Corp.	138		46,490
Komatsu Ltd.	1,378		30,478
Kubota Corp.	2,161		33,847
Makita Corp.	700		26,786
Mitsui Fudosan Co. Ltd.	1,232		32,617
Nidec Corp.	193		24,274
Shin-Etsu Chemical Co. Ltd.	341		38,952
Shiseido Co. Ltd.	203		13,037
SMC Corp.	64		27,411
Sony Corp.	800		55,955
Sumitomo Mitsui Financial Group, Inc.	1,257		44,185

			470,423

Macau - 0.8%
Sands China Ltd.	4,848		23,377

Netherlands - 5.4%
ASML Holding NV	196		55,038
ING Groep NV	3,116		33,829
Royal Dutch Shell plc, Class A	2,794		73,364

			162,231

Singapore - 1.3%
DBS Group Holdings Ltd.	2,052		37,796

South Korea - 1.4%
Samsung Electronics Co. Ltd., GDR(a)	37		42,707
Samsung Electronics Co. Ltd., GDR(a)	—	(b)	451

			43,158

Spain - 1.2%
Industria de Diseno Textil SA	1,061		35,664

Sweden - 2.1%
Atlas Copco AB, Class A	859		30,409
Svenska Handelsbanken AB, Class A	3,305		32,383

			62,792

Switzerland - 12.6%
Alcon, Inc.*	336		19,830
Cie Financiere Richemont SA (Registered)	365		26,536
LafargeHolcim Ltd. (Registered)*	802		40,741
Nestle SA (Registered)	1,101		121,481
Novartis AG (Registered)	896		84,632
Roche Holding AG	257		86,131

			379,351

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	801		43,190

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
United Kingdom - 15.7%
Burberry Group plc	1,334		34,199
Diageo plc	1,409		55,734
GlaxoSmithKline plc	2,940		69,039
Legal & General Group plc	11,313		45,500
Linde plc	194		39,497
London Stock Exchange Group plc	264		27,321
Persimmon plc	390		15,692
Prudential plc	2,029		36,077
RELX plc	1,405		37,187
Smith & Nephew plc	1,341		32,265
Unilever plc	888		52,974
WPP plc	2,050		25,492

			470,977

United States - 1.3%
Ferguson plc	436		39,133

TOTAL COMMON STOCKS (Cost $2,156,583)			2,934,668

Investments	Shares (000)		Value ($000)
SHORT-TERM INVESTMENTS - 1.8%

INVESTMENT COMPANIES - 1.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(c)(d)(Cost $53,646)	53,625		53,646

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED - 0.0%(e)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(c)(d)	—	(b)	1
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d)	3		3

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $3)			4

TOTAL SHORT-TERM INVESTMENTS (Cost $53,649)			53,650

Total Investments - 99.4% (Cost $2,210,232)			2,988,318
Other Assets Less Liabilities - 0.6%			19,251

Net Assets - 100.0%			3,007,569

Percentages indicated are based on net assets.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Pharmaceuticals	9.9%
Insurance	9.9
Banks	8.6
Machinery	5.7
Textiles, Apparel & Luxury Goods	5.6
Personal Products	4.7
Beverages	4.2
Food Products	4.1
Oil, Gas & Consumable Fuels	4.0
Semiconductors & Semiconductor Equipment	3.3
Chemicals	3.3
Electrical Equipment	3.2
Capital Markets	2.8
Household Durables	2.4
Aerospace & Defense	2.3
Software	2.0
Metals & Mining	2.0
Real Estate Management & Development	1.9
Health Care Equipment & Supplies	1.7
Hotels, Restaurants & Leisure	1.6
Electronic Equipment, Instruments & Components	1.6
Technology Hardware, Storage & Peripherals	1.4
Construction Materials	1.4
Trading Companies & Distributors	1.3
Internet & Direct Marketing Retail	1.3
Professional Services	1.2
Specialty Retail	1.2
Building Products	1.2
IT Services	1.1
Others (each less than 1.0%)	3.3
Short-Term Investments	1.8

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Amount rounds to less than one thousand.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of January 31, 2020.

(e)	Amount rounds to less than 0.1% of net assets.

*	Non-income producing security.

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$58,567	$–	$58,567
Austria	–	14,308	–	14,308
Belgium	–	64,312	–	64,312
China	25,800	71,904	–	97,704
Denmark	–	56,493	–	56,493
France	–	446,252	–	446,252
Germany	–	245,475	–	245,475
Hong Kong	–	117,538	–	117,538
Japan	–	470,423	–	470,423
Macau	–	23,377	–	23,377
Netherlands	–	162,231	–	162,231
Singapore	–	37,796	–	37,796
South Korea	–	43,158	–	43,158
Spain	–	35,664	–	35,664
Sweden	–	62,792	–	62,792
Switzerland	–	379,351	–	379,351
United Kingdom	–	470,977	–	470,977
United States	–	39,133	–	39,133
Other Common Stocks	109,117	–	–	109,117

Total Common Stocks	134,917	2,799,751	–	2,934,668

Short-Term Investments
Investment Companies	53,646	–	–	53,646
Investment of cash collateral from securities loaned	4	–	–	4

Total Short-Term Investments	53,650	–	–	53,650

Total Investments in Securities	$188,567	$2,799,751	$–	$2,988,318

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020		Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$49,197	$198,935	$194,483	$6	$(9)	$53,646	53,625		$215	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	40,003	95,001	135,000	(3)	—	1	—	(c)	145	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	12,516	67,471	79,984	—	—	3	3		38	—

Total	$101,716	$361,407	$409,467	$3	$(9)	$53,650			$398	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.
(c)	Amount rounds to less than one thousand.